CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,652,890	$ 1,755,351
Restricted cash	285	13
Accounts receivable, net of allowances for credit losses of $253,424 and $317,275	54,491	129,619
Amounts due from affiliated companies	384	765
Inventories	29,589	37,277
Prepaid expenses and other current assets	109,330	85,798
Assets held for sale	21,777	0
Total current assets	1,868,746	2,008,823
Property and equipment, net	5,910,684	5,681,268
Gaming subconcession, net	27,065	84,663
Intangible assets, net	51,547	58,833
Goodwill	81,721	82,203
Long-term prepayments, deposits and other assets, net of allowances for credit losses of $14,989 and $16,517	177,142	284,608
Restricted cash	140	406
Deferred tax assets, net	4,029	6,376
Operating lease right-of-use assets	68,034	92,213
Land use rights, net	694,582	721,574
Total assets	8,883,690	9,020,967
Current liabilities:
Accounts payable	5,992	9,483
Accrued expenses and other current liabilities	935,483	983,865
Income tax payable	11,913	14,164
Operating lease liabilities, current	16,771	27,066
Finance lease liabilities, current	48,551	80,004
Current portion of long-term debt, net	128	0
Amounts due to affiliated companies	1,548	1,668
Liabilities related to assets held for sale	1,497	0
Total current liabilities	1,021,883	1,116,250
Long-term debt, net	6,559,854	5,645,391
Other long-term liabilities	30,520	29,213
Deferred tax liabilities, net	41,030	45,952
Operating lease liabilities, non-current	62,889	75,867
Finance lease liabilities, non-current	347,629	270,223
Total liabilities	8,063,805	7,182,896
Commitments and contingencies (Note 23)
Equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,456,547,942 shares issued; 1,423,370,314 and 1,430,965,312 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 33,177,628 and 25,582,630 shares, respectively	(132,856)	(121,028)
Additional paid-in capital	3,238,600	3,207,312
Accumulated other comprehensive losses	(76,008)	(11,332)
Accumulated losses	(2,799,555)	(1,987,396)
Total Melco Resorts & Entertainment Limited shareholders' equity	244,746	1,102,121
Noncontrolling interests	575,139	735,950
Total equity	819,885	1,838,071
Total liabilities and equity	$ 8,883,690	$ 9,020,967